Goldman Sachs Investment Grade Credit Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	61 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.02%	0.23%			2.26%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	(0.39%)	1.36%	1.36%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.61%	0.49%			2.58%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	(0.52%)			1.38%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	0.37%			1.81%